Condensed Financial Statements - Balance Sheets (Parenthetical) (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.02	$ 0.02
Ordinary shares, shares authorized	5,002,500,000	5,002,500,000
Ordinary shares, shares issued	561,159,373	572,270,834
Ordinary shares, shares outstanding	561,159,373	572,270,834
Parent Company
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.02	$ 0.02
Ordinary shares, shares authorized	5,002,500,000	5,002,500,000
Ordinary shares, shares issued	561,159,373	572,270,834
Ordinary shares, shares outstanding	561,159,373	572,270,834